Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income (loss)	$ (5,603,548)	$ (251,978)	$ (1,923,792)	$ 73,107
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	34,209	1,149	21,400	55,286
Amortization of debt discount	145,084		37,480
Amortization of capitalized development costs	17,356	30,018
Amortization of capitalized software costs			50,570
Shares issued for service	587,501		337,500
Loss on settlement of senior secured notes	3,087,993
Changes in operating assets and liabilities:
Accounts receivable	24,653		(36,833)
Deferred offering costs			(249,888)
Prepaids and other current asset	(840)		(16,000)
Accounts payable	(5,865)	2	144,200	(38,317)
Accrued interest	18,291		76,553
Accrued expenses	35,785	168,861	122,891	7,045
Deferred revenue	9,195
Net cash provided by (used in) operating activities	(1,650,186)	(51,948)	(1,435,919)	97,121
Cash Flows from Investing Activities:
Payment of capitalized development costs		(17,440)		(65,123)
Purchase of property, plant and equipment	(879)		(3,476)	(1,206)
Payment to acquire intangible asset			(31,312)
Purchase of intangible assets through acquisition	(30,000)		(45,000)
Net cash used in investing activities	(30,879)	(17,440)	(79,788)	(66,329)
Cash Flows from Financing Activities:
Proceeds from note payable	366,523	136,500	476,900	150,000
Payments on note payable	(361,199)	25,000	(273,196)	(75,000)
Proceeds from note payable, related party		(75,000)
Payments on escrow liability	(13,000)		(6,645)
Proceeds from obligations under sales of future receivables	196,905
Payments on obligations under sales of future receivables	(140,720)
Payments on secured notes payable	(2,455,051)
Payments on secured notes payable, related party	(346,021)
Proceeds from related party notes payable	23,680
Payments on related party notes payable	(23,680)
Proceeds from secured notes payable			929,376
Proceeds from secured notes payable, related party			261,100
Proceeds from common stock issued for cash	4,456,942		36,470
Proceeds from line of credit	100,000
Payment on line of credit	(16,633)
Dividends paid		(17,256)	(17,259)	(10,025)
Net cash provided by financing activities	1,787,745	69,244	1,406,746	64,975
Net change in cash and cash equivalents	106,680	(144)	(108,961)	95,767
Cash and cash equivalents, at beginning of period	39,407	148,368	148,368	52,601
Cash and cash equivalents, at end of period	146,087	148,224	39,407	148,368
Supplemental disclosures of cash flow information:
Cash paid for interest	9,620	5,371	9,620	16,479
Cash paid for income taxes	2,107		2,991
Supplemental disclosure of non-cash investing and financing activities:
Utilization of deferred offering costs	$ 249,888
Intangible asset purchased with a note payable			$ 88,649